Restructuring Restructuring Related Balance Sheet Activity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 0
Cost incurred and charged to expense	68,082	0	0
Cash payments	(12,806)
Non-cash items	(25,144)
Effect of change in exchange rates	(1,565)
Ending balance	28,567	0
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Cost incurred and charged to expense	42,530
Cash payments	(12,798)
Non-cash items	0
Effect of change in exchange rates	(1,564)
Ending balance	28,168
Asset Impairment and Net Gain (Loss) on Sale or Disposal [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Cost incurred and charged to expense	25,144
Cash payments	0
Non-cash items	(25,144)
Effect of change in exchange rates	0
Ending balance	0
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	0
Cost incurred and charged to expense	408
Cash payments	(8)
Non-cash items	0
Effect of change in exchange rates	(1)
Ending balance	$ 399